Statement of Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2017	Feb. 29, 2016	Aug. 31, 2016	Aug. 31, 2015
Operating Expenses
Professional Fees	$ 28,443	$ 20,938	$ 41,445	$ 34,308	$ 86,041	$ 110,932
Consulting	67,650	28,000	120,500	61,310	609,709	266,606
Research and Development Expense	79,494	51,806	151,428	192,596	214,800	393,307
General and Administrative Expense	156,541	121,218	271,213	145,632	487,183	498,380
Operating Expenses	332,128	221,962	584,586	433,846	1,397,733	1,269,225
Operating Income (Loss)	(332,128)	(221,962)	(584,586)	(433,846)	(1,397,733)	(1,269,225)
Interest and Debt Expense
Interest Expense	149,076	21,388	276,483	125,118	276,798	155,090
Derivative Loss On Derivative		(84,317)		(385,420)	(446,784)	(578,215)
Interest and Debt Expense	149,076	(62,929)	276,483	(260,302)	(169,986)	(423,125)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(481,204)	(159,033)	(861,069)	(173,544)	(1,227,747)	(846,100)
IncomeTaxExpenseBenefitContinuingOperationsAbstract
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(481,204)	(159,033)	(861,069)	(173,544)	(1,227,747)	(846,100)
Net Income (Loss) Attributable to Parent	(481,204)	(159,033)	(861,069)	(173,544)	(1,227,747)	(846,100)
OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParentAbstract
ComprehensiveIncomeNetOfTax	$ (481,204)	$ (159,033)	$ (861,069)	$ (173,544)	$ (1,227,747)	$ (846,100)
Earnings Per Share
Earnings Per Share, Basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted Average Number of Shares Outstanding, Basic	308,790,242	179,429,661	296,618,412	170,260,964	123,653,300	123,653,300
Earnings Per Share, Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted Average Number of Shares Outstanding, Diluted	308,790,242	179,429,661	296,618,412	170,260,964	210,411,932	123,653,300